Document and Entity Information	3 Months Ended
Nov. 30, 2017
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	POS AM
Document Period End Date	Nov. 30, 2017
Amendment Flag	true
Amendment Description	UBI Blockchain Internet, Ltd., (“the Company” or the “Registrant”) is filing this Post-Effective Amendment No. 1 to the Registration Statement (“Registration Statement’) on Form S-1 (File No. 333-217792), originally filed on May 9, 2017, as amended, and declared effective by the U. S. Securities and Exchange Commission (the “SEC”) on December 22, 2017, to comply with certain obligations under Section 10 of the Securities Act of 1933, as amended. The Form S-1 was filed to register the resale by the selling stockholders identified therein of shares of the Company’s common stock, par value $0.001 per share. In particular, this Post-Effective Amendment is being filed to: (a) disclose the ramifications of the January 5, 2018 SEC Order of Trading Suspension; b) provide recent financial information as of November 30, 2017, pursuant to Rule 8-08 of Regulation S-X; and (c) update certain other information in the Registration Statement pertaining to the Order of Trading Suspension. The information included in this filing amends this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid in the previous the Registration Statement.
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA